Community Development District Obligations (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011
Community Development District Obligations
Number of primary types of bonds issued by the CDD	2	2
The total amount of CDD bond obligations issued and outstanding with respect to our communities	$ 33,300,000	$ 35,200,000	$ 38,500,000
CDD bond obligations currently outstanding, net of debt discounts, recorded in accounts payable and other liabilities	8,187,000	9,680,000	10,681,000
Debt discount on CDD bond obligations outstanding	1,700,000	2,300,000	4,000,000
Proportionate share of cash held by CDDs	2,800,000	3,700,000	5,100,000
Cash related to share of the "A" bonds with no offset	2,635,000	3,518,000	4,780,000
Cash related to share of the "B" bonds with offset	$ 200,000	$ 200,000	$ 300,000